Related-party transactions - Additional Information (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 27, 2024 EUR (€)	Dec. 20, 2024 EUR (€)	Feb. 25, 2022 director
Disclosure of transactions between related parties [line items]
Borrowings	€ 512,014	€ 350,722
Number of directors who were contractors of the external consulting firm | director						2
Share-based payments	(8,645)	14,422	€ 41,230
General and administrative expenses
Disclosure of transactions between related parties [line items]
Share-based payments	(9,161)	3,480	26,869
External Consulting Services
Disclosure of transactions between related parties [line items]
Share-based payments	(18,320)	6,607	€ 58,145
Convertible instruments
Disclosure of transactions between related parties [line items]
Borrowings	€ 147,437	€ 0		€ 150,000
Interest rate				15.00%	15.00%
Principal amount per bond					€ 100